Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2015
Taxes on Income [Abstract]
Schedule of deferred tax assets

	December 31,
	2014	2015

Deferred tax assets
Operating loss carryforward	$2,211,316	$2,784,560
Temporary differences	270,854	161,500

Total deferred tax assets	2,482,170	2,946,060
Valuation allowance	(2,482,170)	(2,946,060)

Net deferred tax assets	$-	$-

Schedule of reconciliation of tax benefit

	Year endedDecember 31,
	2013	2014	2015

Loss before tax benefit	$(1,591,189)	$(2,164,368)	$(1,773,655)

Statutory tax rate	25%	26.5%	26.5%

Income tax benefit	397,797	573,557	470,019
Effect of:
Losses and timing differences for which valuation allowance was provided, net	(608,613)	(112,002)	(463,890)
Change of deferred tax as result of tax rate change	280,339	-	-
Foreign exchange differences (*)	-	(286,106)	(10,104)
Non-deductible expenses and other permanent differences	(68,354)	(162,870)	(482)
Other	(1,169)	(12,579)	4,457

Income tax expense recognized in profit or loss	$-	$-	$-